CONSOLIDATED STATEMENTS OF CASH FLOWS ₫ in Millions		12 Months Ended
		Dec. 31, 2024 VND (₫)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
OPERATING ACTIVITIES
Net loss for the year		₫ (77,354,949)		$ (3,178,752,784)	₫ (60,250,348)	[1]	₫ (52,958,697)	[1]
Adjustments to reconcile net loss to net cash flows:
Depreciation of property, plant and equipment		9,493,586		390,120,649	6,507,912	[1]	4,044,611	[1]
Amortization of intangible assets		382,891		15,734,169	474,007	[1]	2,345,144	[1]
Impairment of goodwill, assets, right-of-use assets and changes in fair value of held for sale assets		3,932,677		161,605,794	1,303,932	[1]	1,094,484	[1]
Changes in operating lease right-of-use assets		1,258,911		51,732,525	1,162,222	[1]	448,651	[1]
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories		15,243,479		626,401,438	8,719,512	[1]	6,667,185	[1]
Allowance against receivables	[1]						172,571
Deferred income tax expenses/(incomes)		(86,621)		(3,559,523)	(34,502)	[1]	1,058,522	[1]
Unrealized foreign exchange losses		1,024,887		42,115,759	797,331	[1]	741,996	[1]
Investment loss	[1]						18,962
Net loss/(gain) on financial instruments at fair value through profit or loss		3,183,030		130,800,493	4,879,833	[1]	(1,226,012)	[1]
Change in amortized costs of financial instruments measured at amortized cost		2,893,999		118,923,320	3,189,365	[1]	2,124,550	[1]
Share-based compensation expenses		81,693		3,357,017	150,103	[1]
Loss on disposal of fixed assets		570,050		23,425,108	81,165	[1]
Deemed contribution from owner to VinFast's customers		5,900,755		242,480,173
Share of (profit)/losses from equity investees		48,836		2,006,821	(36,422)	[1]	(32)	[1]
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease		(7,931,433)		(325,926,978)	2,796,713	[1]	1,219,651	[1]
Inventories		(6,749,753)		(277,368,112)	(13,296,710)	[1]	(21,771,281)	[1]
Trade payables, deferred revenues, and other payables		19,539,512		802,938,648	(5,122,209)	[1]	8,643,254	[1]
Operating lease liabilities		(832,313)		(34,202,301)	(911,316)	[1]	(420,877)	[1]
Prepayments, other receivables and other assets		(1,067,698)		(43,874,995)	(681,205)	[1]	(70,328)	[1]
Net cash flows used in operating activities		(30,468,461)		(1,252,042,779)	(50,270,617)	[1]	(47,867,646)	[1]
INVESTING ACTIVITIES
Purchase of property, plant and equipment, and intangible assets (including deposit paid under construction contracts)		(16,689,295)		(685,814,465)	(24,527,946)	[1]	(23,337,793)	[1]
Repayment under a business investment and cooperation contract	[1]						(968,773)
Proceeds from disposal of internal combustion engine ("ICE") assets	[1]						170,017
Proceeds from disposal of property, plant and equipment		54,832		2,253,216	80,913	[1]
Disbursement of loans and bank deposit		(3,176,630)		(130,537,497)	(10,480,000)	[1]	(295,388)	[1]
Collection of loans		2,337,594		96,058,927	11,157,900	[1]	3,448,808	[1]
Payment for acquisition of a subsidiary (net of cash held by entity being acquired)		(10,252)		(421,286)	(6,900)	[1]
Proceeds from disposal of equity investment (net of cash held by entity being disposed)		(20,000)		(821,862)			(2,240)	[1]
Payment for investments in equity investees and others	[1]				(1,039,033)		(139,450)
Receipt from government grants		1,477,914		60,732,032	393,934	[1]
Net cash flows used in investing activities		(16,025,837)		(658,550,935)	(24,421,132)	[1]	(21,124,819)	[1]
FINANCING ACTIVITIES
Capital contribution from owners/issuance of ordinary shares	[1]				4,759,291		6,317,129
Additional amount paid up to convert warrants to capital	[1]				1,421,444
Deemed contribution from owners		21,994,658		903,828,149	22,410,459	[1]	646,655	[1]
Payment for initial public offering costs	[1]						(41,649)
Proceeds from borrowings, business cooperation contract and convertible debenture		98,880,819		4,063,316,992	119,814,576	[1]	105,032,469	[1]
Repayment of borrowings, business cooperation contract and convertible debenture		(71,876,906)		(2,953,643,148)	(72,950,566)	[1]	(41,637,135)	[1]
Net cash flows from financing activities		48,998,571		2,013,501,993	75,455,204	[1]	70,317,469	[1]
Net increase in cash, cash equivalents and restricted cash		2,504,273		102,908,279	763,455	[1]	1,325,004	[1]
Cash, cash equivalents and restricted cash at January 1		4,858,767	[1]	199,661,682	4,361,631	[1]	3,067,845	[1]
Net foreign exchange differences		(74,770)		(3,072,529)	(266,319)	[1]	(31,218)	[1]
Cash, cash equivalents and restricted cash at December 31		7,288,270		299,497,432	4,858,767	[1]	4,361,631	[1]
Supplement disclosures of non-cash activities
Debt conversion to equity		20,000,000		821,861,516	1,173,000	[1]	71,515,874	[1]
Non-cash property, plant and equipment additions		3,739,758		153,678,159	7,170,805	[1]	11,434,766	[1]
Exercise of warrant liability	[1]				1,476,477
Commitment shares issued under Standby Equity Purchase Agreement		40,556		1,666,571	118,828	[1]
Establishment of right-of-use assets and lease liabilities at commencement dates and lease modification		(530,856)		(21,814,506)	3,684,748	[1]	2,772,465	[1]
Interest payable conversion to debt		2,792,567		114,755,167			2,625,845	[1]
Supplemental Disclosure
Interest paid, net of capitalized interest		9,474,495		389,336,141	8,822,355	[1]	5,014,919	[1]
Income tax paid		₫ 11,636		$ 478,159	₫ 103,574	[1]	₫ 22,811	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).